T. ROWE PRICE Retirement Blend 2055 Fund
August 31, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/26
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/26
(Cost and value in $000s)
BOND FUNDS 1.5%
T. Rowe Price Funds:
U.S. Limited Duration TIPS Index
Fund  7,334 1,810 3,807 573,308 5,297
QM U.S. Bond Index Fund  4,460 1,254 807 512,902 4,837
U.S. Treasury Long-Term Index
Fund  2,778 738 482 435,493 2,957
International Bond Fund (USD
Hedged)  1,712 270 33 229,104 1,934
Dynamic Global Bond Fund  1,016 169 19 153,010 1,157
Total Bond Funds (Cost $16,404) 16,182
EQUITY FUNDS 98.5%
T. Rowe Price Funds:
Equity Index 500 Fund  273,533 43,942 5,428 1,585,226 316,665
International Equity Index Fund  131,948 17,077 6,165 6,522,154 148,248
Value Fund  106,967 16,988 1,873 2,262,306 132,164
Growth Stock Fund  111,407 24,123 2,055 1,140,745 129,566
Real Assets Fund  56,018 8,180 964 3,150,795 65,694
International Value Equity Fund  46,660 5,810 2,898 1,874,939 51,861
International Stock Fund  31,848 3,982 2,280 1,467,686 34,813
Emerging Markets Discovery Stock
Fund  31,296 3,894 490 1,532,320 33,742
Emerging Markets Stock Fund  29,805 4,394 484 598,295 33,463
Mid-Cap Index Fund  28,003 3,604 1,461 1,243,968 31,335
Small-Cap Index Fund  26,023 3,277 1,214 1,376,244 28,516
Mid-Cap Value Fund  14,162 1,802 473 416,337 16,083
Mid-Cap Growth Fund  13,505 1,802 219 149,191 15,379
New Horizons Fund (2) 13,425 1,638 198 240,918 14,568
Small-Cap Value Fund  12,726 1,638 523 230,161 14,125
Total Equity Funds (Cost $912,497) 1,066,222
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  — 327 221 1,094 106
Total Other Mutual Funds (Cost $106) 106

T. ROWE PRICE Retirement Blend 2055 Fund

$ Value
5/31/26
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds  0.0%
T. Rowe Price U.S. Treasury
Money Fund, 3.74% (3) 3,589 1,254 4,765 78,242 78
Total Short-Term Investments (Cost $78) 78
Total Investments in Securities 100.0%
(Cost $929,085) $ 1,082,588
Other Assets Less Liabilities (0.0)% (263)
Net Assets 100.0% $ 1,082,325
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement Blend 2055 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ — $ (9) $ 17
Emerging Markets Discovery Stock Fund  (7) (958) —
Emerging Markets Stock Fund  (1) (252) —
Equity Index 500 Fund  (40) 4,618 757
Growth Stock Fund  (140) (3,909) —
International Bond Fund (USD Hedged)  — (15) 16
International Equity Index Fund  3 5,388 —
International Stock Fund  15 1,263 —
International Value Equity Fund  23 2,289 —
Mid-Cap Growth Fund  3 291 —
Mid-Cap Index Fund  (16) 1,189 —
Mid-Cap Value Fund  (1) 592 —
New Horizons Fund  3 (297) —
QM U.S. Bond Index Fund  (21) (70) 61
Real Assets Fund  (10) 2,460 —
Small-Cap Index Fund  (10) 430 —
Small-Cap Value Fund  3 284 —
Transition Fund  (1) — 2
U.S. Limited Duration TIPS Index Fund  (13) (40) 30
U.S. Treasury Long-Term Index Fund  (29) (77) 34
Value Fund  — 10,082 —
U.S. Treasury Money Fund, 3.74% — — 14
Totals $ (239)# $ 23,259 $ 931+
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $931 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Blend 2055 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement Blend 2055
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Blend 2055 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2026, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1358-054Q1 08/26